COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Obligations
Year ending December 31,

2016	$2,690
2017	1,948
2018	894
2019	100

Total	$5,632